SCHEDULE OF LONG TERM DEBT OBLIGATIONS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Line of Credit Facility [Line Items]
Less: unamortized debt issuance costs	$ (3,886)	$ (4,436)
Total loans and borrowings	356,114	345,564
Less: current portion of long-term debt	(47,500)	(15,000)
Long-term Debt, Excluding Current Maturities	308,614	330,564
CIB Long-Term Debt [Member]
Line of Credit Facility [Line Items]
Long-term Debt, Gross	10,000
Secured Term Loan [Member]
Line of Credit Facility [Line Items]
Long-term Debt, Gross	285,000	300,000
Secured Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Long-term Debt, Gross	$ 65,000	$ 50,000